American Century Investments®
Quarterly Portfolio Holdings
Focused Dynamic Growth Fund
October 31, 2024

Focused Dynamic Growth - Schedule of Investments
OCTOBER 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.2%
Aerospace and Defense — 1.3%
Rocket Lab USA, Inc.(1)(2)	2,090,169	22,364,808
Automobiles — 6.4%
Tesla, Inc.(1)	445,110	111,210,733
Beverages — 2.3%
Boston Beer Co., Inc., Class A(1)	16,810	4,892,887
Constellation Brands, Inc., Class A	147,924	34,368,662
		39,261,549
Biotechnology — 9.2%
Alnylam Pharmaceuticals, Inc.(1)	192,360	51,281,252
Argenx SE, ADR(1)	59,893	35,115,266
Ascendis Pharma AS, ADR(1)	161,279	19,808,287
Blueprint Medicines Corp.(1)	210,984	18,463,210
Regeneron Pharmaceuticals, Inc.(1)	42,524	35,643,617
		160,311,632
Broadline Retail — 10.4%
Amazon.com, Inc.(1)	974,395	181,627,228
Capital Markets — 0.3%
S&P Global, Inc.	11,722	5,630,780
Energy Equipment and Services — 1.5%
Cactus, Inc., Class A	429,901	25,488,830
Entertainment — 3.9%
Netflix, Inc.(1)	87,551	66,191,183
Spotify Technology SA(1)	4,962	1,910,866
		68,102,049
Financial Services — 5.6%
Adyen NV(1)	10,861	16,591,904
Block, Inc.(1)	448,446	32,431,615
Mastercard, Inc., Class A	98,276	49,097,707
		98,121,226
Health Care Equipment and Supplies — 2.6%
Intuitive Surgical, Inc.(1)	91,616	46,159,805
Hotels, Restaurants and Leisure — 4.1%
Cava Group, Inc.(1)	21,723	2,901,324
Chipotle Mexican Grill, Inc.(1)	953,438	53,173,237
DoorDash, Inc., Class A(1)	95,213	14,919,877
		70,994,438
Insurance — 0.3%
Kinsale Capital Group, Inc.	12,405	5,310,705
Interactive Media and Services — 11.7%
Alphabet, Inc., Class C	1,176,740	203,211,231
IT Services — 2.2%
Okta, Inc.(1)	228,095	16,397,750
Shopify, Inc., Class A(1)	277,988	21,741,441
		38,139,191
Machinery — 1.1%
Westinghouse Air Brake Technologies Corp.	102,639	19,294,079
Pharmaceuticals — 0.7%
Structure Therapeutics, Inc., ADR(1)(2)	288,268	11,862,228

Professional Services — 1.4%
Paylocity Holding Corp.(1)	69,857	12,893,506
Verisk Analytics, Inc.	43,508	11,952,518
		24,846,024
Semiconductors and Semiconductor Equipment — 19.7%
ARM Holdings PLC, ADR(1)(2)	84,266	11,906,786
Monolithic Power Systems, Inc.	42,806	32,502,596
NVIDIA Corp.	2,220,235	294,758,399
ON Semiconductor Corp.(1)	48,862	3,444,282
		342,612,063
Software — 13.5%
Cadence Design Systems, Inc.(1)	126,391	34,899,083
DocuSign, Inc.(1)	264,244	18,333,249
HubSpot, Inc.(1)	55,292	30,675,448
Microsoft Corp.	214,663	87,228,310
Salesforce, Inc.	219,581	63,979,316
		235,115,406
TOTAL COMMON STOCKS (Cost $807,456,347)		1,709,664,005
SHORT-TERM INVESTMENTS — 2.0%
Money Market Funds — 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	7,573	7,573
State Street Navigator Securities Lending Government Money Market Portfolio(3)	31,305,440	31,305,440
		31,313,013
Repurchase Agreements — 0.2%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.25%, 3/15/27, valued at $2,845,997), at 4.84%, dated 10/31/24, due 11/1/24 (Delivery value $2,790,375)		2,790,000
TOTAL SHORT-TERM INVESTMENTS (Cost $34,103,013)		34,103,013
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $841,559,360)		1,743,767,018
OTHER ASSETS AND LIABILITIES — (0.2)%		(3,026,686)
TOTAL NET ASSETS — 100.0%		$1,740,740,332

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,999,751	EUR	1,790,801	Citibank N.A.	12/20/24	$47,985
USD	1,998,319	EUR	1,790,801	Goldman Sachs & Co.	12/20/24	46,554
USD	820,699	EUR	754,465	Goldman Sachs & Co.	12/20/24	(1,581)
USD	1,999,599	EUR	1,790,801	JPMorgan Chase Bank N.A.	12/20/24	47,834
USD	1,997,943	EUR	1,790,801	UBS AG	12/20/24	46,178
						$186,970

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
EUR	–	Euro
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $35,982,940. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $36,972,902, which includes securities collateral of $5,667,462.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,693,072,101	$16,591,904	—
Short-Term Investments	31,313,013	2,790,000	—
	$1,724,385,114	$19,381,904	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$188,551	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,581	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.